STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Feb. 03, 2013
STOCK-BASED COMPENSATION
Exchanged and Issued Options

On February 3, 2010, as a result of employee elections under the Option Exchange Program, the Company exchanged and issued the following options:

Number of Eligible Options Exchanged	20,484,001
Number of Repriced Options issued in the Option Exchange Program	6,828,025
Number of New $10.00 Options issued in the Option Exchange Program	10,242,002

Summary of Option Activity

A summary of option activity under the HDS Plan is presented below (shares in thousands):

	Number of Shares	Weighted Average Option Price
Outstanding at January 31, 2010	20,899	$13.13

Granted(1)	21,495	7.66
Exercised	—	—
Canceled(2)	(23,927)	12.41

Outstanding at January 30, 2011	18,467	$7.69

Granted	12,485	4.62
Exercised	—	—
Canceled	(1,415)	6.63

Outstanding at January 29, 2012	29,537	$6.44

Granted	1,894	8.09
Exercised	(49)	7.34
Canceled	(1,746)	7.34

Outstanding at February 3, 2013	29,636	$6.50

(1)
Includes shares granted in conjunction with the Option Exchange Program

(2)
Includes shares canceled in conjunction with the Option Exchange Program

Option Pricing with Weighted Average Assumptions

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Risk-free interest rate	1.1%	2.8%	3.0%
Dividend yield	0.0%	0.0%	0.0%
Expected volatility factor	47.6%	46.0%	48.9%
Expected option life in years	6.5	6.6	6.8